Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	December 2024
Payment Date	1/15/2025
Transaction Month	14
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,443,380,079.18	40,320		55.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$265,000,000.00	5.590%		December 15, 2024
Class A-2a Notes	$261,250,000.00	5.68%		September 15, 2026
Class A-2b Notes	$200,000,000.00	5.14757%	*	September 15, 2026
Class A-3 Notes	$461,250,000.00	5.53%		September 15, 2028
Class A-4 Notes	$62,500,000.00	5.49%		May 15, 2029
Class B Notes	$39,480,000.00	5.93%		August 15, 2029
Class C Notes	$26,300,000.00	6.37%		May 15, 2031
Total	$1,315,780,000.00
		* 30-day average SOFR + 0.55%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,974,918.16

Principal:
Principal Collections	$24,370,974.08
Prepayments in Full	$11,308,459.89
Liquidation Proceeds	$399,072.22
Recoveries	$4,513.47
Sub Total	$36,083,019.66
Collections	$40,057,937.82

Purchase Amounts:
Purchase Amounts Related to Principal	$161,681.36
Purchase Amounts Related to Interest	$834.05
Sub Total	$162,515.41

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$40,220,453.23

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	December 2024
Payment Date	1/15/2025
Transaction Month	14
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$40,220,453.23
Servicing Fee	$765,195.35	$765,195.35	$0.00	$0.00	$39,455,257.88
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$39,455,257.88
Interest - Class A-2a Notes	$585,448.52	$585,448.52	$0.00	$0.00	$38,869,809.36
Interest - Class A-2b Notes	$406,177.94	$406,177.94	$0.00	$0.00	$38,463,631.42
Interest - Class A-3 Notes	$2,125,593.75	$2,125,593.75	$0.00	$0.00	$36,338,037.67
Interest - Class A-4 Notes	$285,937.50	$285,937.50	$0.00	$0.00	$36,052,100.17
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,052,100.17
Interest - Class B Notes	$195,097.00	$195,097.00	$0.00	$0.00	$35,857,003.17
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,857,003.17
Interest - Class C Notes	$139,609.17	$139,609.17	$0.00	$0.00	$35,717,394.00
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$35,717,394.00
Regular Principal Payment	$34,031,928.64	$34,031,928.64	$0.00	$0.00	$1,685,465.36
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,685,465.36
Residual Released to Depositor	$0.00	$1,685,465.36	$0.00	$0.00	$0.00
Total		$40,220,453.23

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$34,031,928.64
Total					$34,031,928.64

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$19,275,536.82	$73.78	$585,448.52	$2.24	$19,860,985.34	$76.02
Class A-2b Notes	$14,756,391.82	$73.78	$406,177.94	$2.03	$15,162,569.76	$75.81
Class A-3 Notes	$0.00	$0.00	$2,125,593.75	$4.61	$2,125,593.75	$4.61
Class A-4 Notes	$0.00	$0.00	$285,937.50	$4.58	$285,937.50	$4.58
Class B Notes	$0.00	$0.00	$195,097.00	$4.94	$195,097.00	$4.94
Class C Notes	$0.00	$0.00	$139,609.17	$5.31	$139,609.17	$5.31
Total	$34,031,928.64	$25.86	$3,737,863.88	$2.84	$37,769,792.52	$28.70

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	December 2024
Payment Date	1/15/2025
Transaction Month	14

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$123,686,307.39	0.4734404	$104,410,770.57	0.3996585
Class A-2b Notes	$94,688,082.22	0.4734404	$79,931,690.40	0.3996585
Class A-3 Notes	$461,250,000.00	1.0000000	$461,250,000.00	1.0000000
Class A-4 Notes	$62,500,000.00	1.0000000	$62,500,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,300,000.00	1.0000000	$26,300,000.00	1.0000000
Total	$807,904,389.61	0.6140118	$773,872,460.97	0.5881473

Pool Information
Weighted Average APR	5.129%	5.151%
Weighted Average Remaining Term	45.83	45.10
Number of Receivables Outstanding	30,844	30,181
Pool Balance	$918,234,414.31	$881,398,728.68
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$843,553,299.65	$810,119,734.51
Pool Factor	0.6361695	0.6106491

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,470.37
Yield Supplement Overcollateralization Amount	$71,278,994.17
Targeted Overcollateralization Amount	$107,526,267.71
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$107,526,267.71

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,470.37
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,470.37
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,470.37

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	December 2024
Payment Date	1/15/2025
Transaction Month	14
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		72	$595,498.08
(Recoveries)		32	$4,513.47
Net Loss for Current Collection Period			$590,984.61
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7723%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5414%
Second Prior Collection Period			0.4737%
Prior Collection Period			0.6024%
Current Collection Period			0.7881%
Four Month Average (Current and Prior Three Collection Periods)			0.6014%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		901	$4,630,811.46
(Cumulative Recoveries)			$259,052.32
Cumulative Net Loss for All Collection Periods			$4,371,759.14
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3029%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,139.64
Average Net Loss for Receivables that have experienced a Realized Loss			$4,852.12

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.09%	252	$9,580,532.38
61-90 Days Delinquent	0.14%	29	$1,204,030.68
91-120 Days Delinquent	0.04%	9	$318,591.17
Over 120 Days Delinquent	0.04%	8	$363,426.72
Total Delinquent Receivables	1.30%	298	$11,466,580.95

Repossession Inventory:
Repossessed in the Current Collection Period		10	$570,152.69
Total Repossessed Inventory		18	$948,622.88

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1491%
Prior Collection Period			0.1751%
Current Collection Period			0.1524%
Three Month Average			0.1589%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2140%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	December 2024
Payment Date	1/15/2025
Transaction Month	14

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	133	$5,071,498.52
2 Months Extended	139	$5,867,765.96
3+ Months Extended	23	$1,005,707.36

Total Receivables Extended	295	$11,944,971.84
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer